Label	Element	Value
Risk/Return:	oef_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2025
Registrant Name	dei_EntityRegistrantName	LORD ABBETT DEVELOPING GROWTH FUND, INC.
Entity Central Index Key	dei_EntityCentralIndexKey	0000276914
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 26, 2025
Document Effective Date	dei_DocumentEffectiveDate	Dec. 01, 2025
Entity Investment Company Type	dei_EntityInvCompanyType	N-1A
Prospectus Date	oef_ProspectusDate	Dec. 01, 2025